Organization And Principal Activities - Schedule of Subsidiary of Limited Liability Company or Limited Partnership (Parenthetical) (Detail)	Aug. 19, 2021 CNY (¥)
Shanghai Intchains Technology (Hong Kong) Company Limited. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Consideration	¥ 10,000